Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	145,000,000	145,000,000
Common shares, shares issued	4,063,500	176,000
Common shares, shares outstanding	4,063,500	176,000
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock, shares issued	5,000,000	5,000,000
Preferred stock, shares outstanding	5,000,000	5,000,000
Series AA Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	105,000,000	105,000,000
Preferred stock, shares issued	105,000,000	105,000,000
Preferred stock, shares outstanding	105,000,000	105,000,000